Other Equity Instruments - Summary of Other Equity Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other equity instruments [line items]
Other equity instruments	£ 2,041	£ 1,545
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Other equity instruments	496
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Other equity instruments	745	745
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Other equity instruments	300	300
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Other equity instruments	£ 500	£ 500